Summary of Reorganization Items, Net (Parenthetical) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reorganization Items [Line Items]
Professional fees	[1]	R$ 633,676	R$ 369,938	R$ 252,915
Professional advisors who are assisting with the bankruptcy process
Reorganization Items [Line Items]
Professional fees		R$ 634,000	R$ 370,000	R$ 253,000

[1]	During the year ended December 31, 2018, 2017 and 2016 the Company incurred in R$634 million, R$370 million and R$253 million related to professional advisors who are assisting with the bankruptcy process, respectively.